Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	25	207	793
Research tax credit	8,785	9,585	7,911
Social security costs receivables	10	5	24
VAT receivables	1,103	1,814	2,766
Grants receivables	(0)	3	3
Other receivables	361	420	422
TOTAL	10,284	12,033	11,919

Trade and other receivables - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	25	207	793
Research tax credit	7,295	9,585	7,911
Social security costs receivables	10	5	24
VAT receivables	1,103	1,814	2,766
Grants receivables	(1)	3	3
Other receivables	361	420	422
TOTAL	8,794	12,033	11,919

Trade and other receivables - Non-current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	—	—	—
Research tax credit	1,489	—	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	—
Other receivables	—	0	—
TOTAL	1,489	0	—